Taxation - Reconciliation of differences between statutory income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Permanent differences	2.60%	0.00%	(10.00%)
Change in valuation allowance	(18.00%)	(25.00%)	(15.00%)
Effect of preferential tax rate	(8.20%)	0.00%	0.00%
Others	(1.40%)	(0.60%)	0.00%
Effective income tax rate	0.00%	(0.60%)	0.00%